Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 494,410	$ 15,264
Prepaid services with related parties	313,777	363,089
Prepaid expenses	81,210	3,802
Total current assets	889,397	382,155
Property and equipment, net
Deferred offering costs		38,687
Total assets	889,397	420,842
Current liabilities
Accounts payable and accrued expenses	43,035	643,473
Related party payable and accrued expenses	261,157	375,217
Convertible notes and accrued interest payable	897,111	198,547
Accounts payable to Greenville Health System and affiliates	61,935	61,935
Total current liabilities	1,263,238	1,279,172
Deferred compensation	1,268,013	1,268,013
Total liabilities	2,531,251	2,547,185
Commitments and contingencies
Stockholders' deficit
Common stock, $0.0001 par value; 950,000,000 shares authorized, 104,477,936 and 71,153,300 shares issued and outstanding at December 31, 2017 and 2016, respectively	10,448	7,115
Additional paid-in capital	20,960,237	16,840,328
Accumulated deficit	(22,618,843)	(18,980,000)
Total Stockholders' deficit	(1,641,854)	(2,126,343)
Total liabilities and stockholders' deficit	889,397	420,842
Series A Preferred Stock [Member]
Stockholders' deficit
Series A preferred stock, $0.001 par value, 150,000,000 shares authorized, 63,038,284 and 62,138,680 shares issued and outstanding at December 31, 2017 and 2016, respectively	$ 6,304	$ 6,214